UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Minnesota Fund

May 31, 2008

	Principal
	Amount	Value
Municipal Bonds – 101.98%
Corporate-Backed Revenue Bonds – 4.03%
Cloquet Pollution Control Revenue Refunding (Potlatch Corporation Project) 5.90% 10/1/26	$6,500,000	$6,343,740
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	8,000,000	7,640,640
Sartell Environmental Improvement Revenue Refunding (International Paper) Series A 5.20% 6/1/27	7,265,000	6,575,406
Seaway Port Authority of Duluth Industrial Development Dock & Wharf Revenues Refunding (Cargill Project)
Series E 6.125% 11/1/14	4,500,000	4,512,960
		25,072,746
Education Revenue Bonds – 6.05%
Minnesota State Colleges & Universities Revenue Fund Series A
5.00% 10/1/22 (FSA)	5,135,000	5,360,170
5.00% 10/1/29 (MBIA)	5,665,000	5,839,992
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,245,513
Series 6-J1 5.00% 5/1/36	2,225,000	2,043,373
Minnesota State Higher Education Facilities Authority Revenue
(St. Catherine College) Series 5-N1
5.00% 10/1/18	2,200,000	2,210,054
5.25% 10/1/22	1,500,000	1,503,345
5.375% 10/1/32	1,000,000	983,260
St. Cloud Housing & Redevelopment Authority Revenue (State University Foundation Project) 5.00% 5/1/23	2,000,000	2,050,660
University of Minnesota
&[1]5.50% 7/1/21	10,500,000	11,930,205
&[2]5.75% 7/1/18	3,840,000	4,502,822
		37,669,394
Electric Revenue Bonds – 7.77%
Chaska Electric Revenue Refunding (Generating Facilities) Series A 5.00% 10/1/30	3,000,000	3,001,620
Minnesota State Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	2,999,790
Series A 5.00% 10/1/34	6,250,000	6,204,312
Series A 5.125% 10/1/29	3,000,000	3,044,340
Northern Municipal Power Agency Electric System Revenue
&[3]Series 32 5.25% 1/1/13 (FSA)	9,170,000	9,496,910
^Capital Appreciation Series A 5.85% 1/1/09 (AMBAC)	3,815,000	3,760,293
Refunding Series B 4.75% 1/1/20 (AMBAC)	2,500,000	2,529,750
Puerto Rico Electric Power Authority Power Revenue Series GG 4.75% 7/1/21 (FSA)	1,000,000	1,017,310
Southern Minnesota Municipal Power Agency Supply System Revenue
&[4]5.25% 1/1/14 (AMBAC)	4,000,000	4,331,160
&[5]5.25% 1/1/15 (AMBAC)	5,900,000	6,422,829
^Capital Appreciation 4.44% 1/1/25 (MBIA)	5,000,000	2,275,200
Series A 5.25% 1/1/15 (AMBAC)	3,000,000	3,265,830
		48,349,344
Escrowed to Maturity Bonds – 5.95%
Dakota - Washington Counties Housing & Redevelopment Authority Single
Family Residential Mortgage Revenue
8.15% 9/1/16 (MBIA) (GNMA)	405,000	516,897
(Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	12,103,380
(Bloomington Mortgage) Refunding Series B 8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	19,177,063
Southern Minnesota Municipal Power Agency Supply System Revenue Refunding Series B
5.50% 1/1/15 (AMBAC)	990,000	1,043,579

University of Minnesota Series A 5.50% 7/1/21	2,000,000	2,272,400
Western Minnesota Municipal Power Agency Supply Revenue Series A
6.60% 1/1/10	900,000	941,031
9.75% 1/1/16 (MBIA)	715,000	983,382
		37,037,732
Health Care Revenue Bonds – 11.95%
Aitkin Health Care Facilities Revenue Refunding (Riverwood Health Care Center) 5.60% 2/1/32	1,500,000	1,376,565
Apple Valley Economic Development Authority Health Care Revenue (Augustana
Home St. Paul Project) Series A 6.00% 1/1/40	2,700,000	2,576,961
Bemidji Health Care Facilities First Mortgage Revenue (North Country Health Services)
5.00% 9/1/24 (RADIAN)	740,000	743,315
Bloomington Housing & Redevelopment Authority Revenue (Senior Summerhouse
Bloomington – PHM) 6.125% 5/1/35	3,420,000	3,349,172
Breckenridge Catholic Health Initiatives Series A 5.00% 5/1/30	2,500,000	2,501,175
Maple Grove Health Care Facilities Revenue (North Memorial Health Care) 5.00% 9/1/29	1,000,000	986,400
Maple Grove Health Care System Revenue (Maple Grove Hospital) 5.25% 5/1/37	4,000,000	3,985,080
Minneapolis Health Care Facilities Revenue (Jones-Harrison Residence Project) 5.60% 10/1/30	1,550,000	1,431,007
Minneapolis Health Care System Revenue (Fairview Health Services) Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,506,125
5.00% 11/15/34 (AMBAC)	10,750,000	10,763,007
Minneapolis - St. Paul Housing & Redevelopment Authority Health Care System Revenue
(Health Partners Obligation Group Project)
5.625% 12/1/22	650,000	662,448
5.875% 12/1/29	1,000,000	1,014,050
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,775,274
(Fairview Health Care System) Un-Refunded Balance Series A
5.75% 11/15/26 (MBIA)	180,000	183,857
6.375% 11/15/29	15,000	15,609
Northfield Hospital Revenue 5.375% 11/1/26	3,785,000	3,728,301
Northfield Housing & Redevelopment Authority Revenue Refunding (Northfield Retirement Project)
Series A 5.375% 12/1/36	1,000,000	877,640
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	1,961,620
5.25% 9/1/34	7,000,000	6,655,250
Sherburne County Health Care Facilities Revenue (Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	1,356,090
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/18 (MBIA)	5,720,000	6,076,814
(Health Partners Obligation Group Project) 5.25% 5/15/36	7,900,000	7,210,724
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/35	4,340,000	4,351,501
Series A 5.70% 11/1/15	1,300,000	1,313,767
St. Paul Housing and Redevelopment Authority Multifamily Housing Revenue Refunding
(Marion Center Project) Series A
5.30% 11/1/30	500,000	438,355
5.375% 5/1/43	500,000	424,205
Stillwater Health Care Revenue (Health System Obligation Group) 5.00% 6/1/35	1,000,000	960,650
Washington County Housing & Redevelopment Authority Revenue (Health East Project) 5.50% 11/15/27	1,000,000	965,810
Willmar (Rice Memorial Hospital Project)
5.00% 2/1/22 (FSA)	1,000,000	1,050,630
5.00% 2/1/25 (FSA)	1,000,000	1,031,400
Woodbury Economic Development Authority Housing Revenue (Senior Summerhouse
Woodbury Project) Series B 5.75% 6/1/41	2,250,000	2,102,490
		74,375,292
Housing Revenue Bonds – 6.59%
Brooklyn Center Multifamily Housing Revenue Refunding (Shingle Creek) 5.40% 5/20/43 (GNMA) (AMT)	1,000,000	970,930
Dakota County Housing & Redevelopment Authority Single Family Mortgage Revenue 5.85% 10/1/30
(GNMA) (FNMA) (AMT)	134,000	134,397
Hopkins Multifamily Housing Revenue (Hopkins Renaissance Project) 6.375% 4/1/20 (HUD Section 8)	1,000,000	1,011,440
@Hutchinson Multifamily Housing Revenue (Evergreen Apartments Project) 5.75% 11/1/28 (HUD Section 8)	805,000	731,737

Minneapolis Multifamily Housing Revenue
(Bottineau Commons Project) 5.45% 4/20/43 (GNMA) (AMT)	1,500,000	1,502,655
(Grant Street Apartments Project) Refunding Series A 7.25% 11/1/29	750,000	771,675
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	7,869,680
(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	935,000	943,826
(Trinity Apartments) Refunding Series A 6.75% 5/1/21 (HUD Section 8)	1,645,000	1,694,531
Minnesota Housing Finance Agency Rental Housing Revenue Series C-2 5.95% 2/1/15 (AMBAC)	1,642,000	1,644,217
Minnesota Housing Finance Agency
Residential Housing
Series A 5.30% 7/1/19	495,000	507,187
Series B-1 5.35% 1/1/33 (AMT)	2,955,000	2,915,078
•Series D 4.80% 7/1/38 (AMT)	2,500,000	2,264,275
Series I 4.85% 7/1/38 (AMT)	2,000,000	1,842,780
Series I 5.15% 7/1/38 (AMT)	5,550,000	5,384,610
Series M 4.875% 7/1/37(AMT)	4,500,000	4,130,505
Single Family Mortgage Series J 5.90% 7/1/28 (AMT)	435,000	437,323
@Park Rapids Multifamily Housing Revenue (The Court Apartments Project) 6.30% 2/1/20 (HUD Section 8)	2,735,000	2,674,064
@St. Cloud Housing & Redevelopment Authority Multifamily Housing Revenue (Sterling Heights Apartments Project)
7.55% 4/1/39 (AMT)	1,000,000	959,040
St. Louis Park Residential Single Family Mortgage Revenue Series A 7.25% 4/20/23 (GNMA)	13,000	13,230
@Washington County Housing & Redevelopment Authority Governmental Revenue Refunding (Briar Pond)
Series C 7.25% 8/20/34	940,000	885,950
White Bear Lake Multifamily Revenue Refunding (Lake Square) Series A 5.875% 2/1/15 (FHA)	905,000	914,964
Willmar Housing & Redevelopment Authority Multifamily Housing Revenue (Highland Apartments)
5.85% 6/1/19 (HUD Section 8)	835,000	803,896
		41,007,990
Lease Revenue Bonds – 3.38%
Minneapolis Special School District #001 Series A
5.00% 2/1/18 (FSA)	1,545,000	1,612,980
5.00% 2/1/19 (FSA)	1,535,000	1,602,540
5.00% 2/1/20 (FSA)	1,690,000	1,764,360
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Un-Refunded Balance Series D 5.25% 7/1/36	1,070,000	1,064,500
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	2,500,000	2,615,700
5.25% 12/1/27	3,840,000	3,954,624
Series 3-12 5.125% 12/1/27	3,000,000	3,081,960
(Robert Street Office Building Project)
Series 3-11 4.75% 12/1/23	2,000,000	2,037,800
Series 3-11 5.00% 12/1/27	2,500,000	2,566,450
Series 9 5.25%12/1/27	725,000	749,027
		21,049,941
Local General Obligation Bonds – 12.75%
Dakota County Community Development Agency (Senior Housing Facilities) 5.00% 1/1/21	1,275,000	1,311,146
Farmington Independent School District #192 Series B 5.00% 2/1/27 (FSA)	10,705,000	11,097,123
Hennepin County Regional Railroad Authority 5.00% 12/1/31	4,030,000	4,066,754
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (FSA)	7,850,000	8,071,134
^Mahtomedi Independent School District #832 Capital Appreciation Series B 5.90% 2/1/14 (MBIA)	1,540,000	1,249,941
Metropolitan Council Minneapolis - St. Paul Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	1,200,000	1,278,648
Series C 5.00% 3/1/16	1,690,000	1,874,903
Series C 5.00% 3/1/28	5,000,000	5,205,500
Minneapolis Library 5.00% 12/1/25	1,500,000	1,562,445
Minneapolis Tax Increment Revenue Refunding (St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	947,890
Mounds View Independent School District #621 Series A 5.00% 2/1/20 (MBIA)	2,970,000	3,080,009
New Brighton Tax Increment Series A
5.00% 2/1/26 (MBIA)	1,185,000	1,237,448
5.00% 2/1/27 (MBIA)	1,000,000	1,041,330
5.00% 2/1/28 (MBIA)	1,000,000	1,038,410

Osseo Independent School District #279 Series A 5.00% 2/1/21 (FSA)	3,570,000	3,727,080
Prior Lake Independent School District #719 Series B 5.00% 2/1/19 (FSA)	3,145,000	3,351,218
Ramsey County State Aid Series C 5.00% 2/1/28	1,060,000	1,089,224
Robbinsdale Independent School District #281 5.00% 2/1/21 (FSA)	1,310,000	1,367,640
^Rosemount Independent School District #196 Capital Appreciation Series B
5.80% 4/1/09 (FSA)	1,860,000	1,825,981
5.85% 4/1/10 (FSA)	2,240,000	2,135,459
5.931% 4/1/11 (FSA)	2,600,000	2,385,448
5.961% 4/1/12 (FSA)	1,850,000	1,628,019
6.008% 4/1/13 (FSA)	1,915,000	1,616,107
^Sartell Independent School District #748 Capital Appreciation Refunding Series B
5.976% 2/1/13 (MBIA)	540,000	460,199
6.100% 2/1/15 (MBIA)	1,075,000	839,672
6.15% 2/1/16 (MBIA)	1,750,000	1,303,785
South Washington County Independent School District #833 Series A
4.75% 2/1/25	2,500,000	2,586,100
4.75% 2/1/26	3,600,000	3,706,740
4.75% 2/1/27	2,300,000	2,359,064
St. Peter's Hospital Series A 5.00% 9/1/24 (MBIA)	1,905,000	1,954,206
Todd Morrison Cass & Wadena Counties United Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	2,000,000	1,992,220
5.00% 12/1/34	1,000,000	933,310
5.125% 12/1/24	1,000,000	997,240
		79,321,393
§Pre-Refunded Bonds – 30.67%
Big Lake Independent School District #727 Series A
5.00% 2/1/17-10 (FSA)	1,040,000	1,082,619
5.00% 2/1/20-10 (FSA)	1,000,000	1,040,980
Bloomington Independent School District #271 Series B 5.00% 2/1/17-10	5,300,000	5,517,194
Centennial Independent School District #012 Series A 5.00% 2/1/18-12 (FSA)	1,270,000	1,350,124
Chaska Electric Revenue Series A 6.00% 10/1/25-10	1,000,000	1,078,070
Dakota County Capital Improvement Series A 4.75% 2/1/26-11	1,000,000	1,012,440
Duluth Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary's Hospital)
5.25% 2/15/28-14	8,500,000	9,369,465
5.25% 2/15/33-14	10,000,000	11,022,900
5.50% 2/15/23-14	1,000,000	1,115,210
^Farmington Independent School District #192 Capital Appreciation Series B
5.34% 2/1/21-12 (FSA)	1,500,000	818,625
5.424% 2/1/20-12 (FSA)	1,650,000	949,773
Hopkins Housing & Redevelopment Authority (Public Works & Fire Station) Series A 5.00% 2/1/23-13 (MBIA)	1,210,000	1,311,144
^Lakeville Independent School District #194 Capital Appreciation Series B 5.45% 2/1/19-10 (FSA)	8,000,000	4,692,160
Marshall Medical Center Gross Revenue (Weiner Memorial Medical Center Project) 6.00% 11/1/28-09	1,000,000	1,047,970
Minneapolis Community Development Agency Series G-3 5.45% 12/1/31-11	2,000,000	2,161,840
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	17,300,000	19,172,206
(Fairview Health Services) Series A 5.625% 5/15/32-12	16,925,000	18,651,689
Minneapolis - St. Paul Metropolitan Airports Commission Revenue
Series A
5.125% 1/1/25-09 (FGIC)	100,000	102,748
5.25% 1/1/32-11 (FGIC)	5,000,000	5,331,150
Series C
5.125% 1/1/20-11 (FGIC)	2,000,000	2,126,240
5.25% 1/1/32-11 (FGIC)	8,845,000	9,430,804
5.50% 1/1/17-11 (FGIC)	2,500,000	2,666,225
Minneapolis Tax Increment Revenue Series E 5.00% 3/1/13-09	6,265,000	6,409,847
Minnesota Agricultural & Economic Development Revenue (Fairview Health Care
System) Series A 6.375% 11/15/29-10	485,000	534,771
Minnesota Public Facilities Authority Water Pollution Control Revenue
Series A 5.00% 3/1/20-10	3,000,000	3,140,490
Series B 4.75% 3/1/19-09	2,000,000	2,042,380

Morris Independent School District #769 Building 5.00% 2/1/24-13 (MBIA)	4,875,000	5,233,556
Mounds View Independent School District #621 Series A 5.375% 2/1/24-11 (FGIC)	6,170,000	6,571,729
Puerto Rico Commonwealth
Series A
5.00% 7/1/33-13	500,000	546,465
5.00% 7/1/34-14	2,830,000	3,121,943
Series B 5.00% 7/1/35-16	925,000	1,031,958
Puerto Rico Public Buildings Authority Guaranteed Government Facilities Revenue Series D 5.25% 7/1/36-12	2,930,000	3,133,342
Rochester Electric Utilities Revenue 5.25% 12/1/30-10	4,915,000	5,249,712
Rochester Multifamily Housing Revenue (Wedum Shorewood Campus Project) 6.60% 6/1/36-09	3,890,000	4,133,747
Rockford Independent School District # 883
5.60% 2/1/21-10 (FSA)	3,210,000	3,372,843
5.625% 2/1/23-10 (FSA)	7,020,000	7,378,933
^Sauk Rapids Independent School District #047 Series B
5.982% 2/1/15-11 (FSA)	2,700,000	1,972,350
6.083% 2/1/17-11 (FSA)	2,245,000	1,451,437
Shakopee Public Utilities Commission Revenue 5.125% 2/1/26-09 (MBIA)	2,850,000	2,906,744
Southern Minnesota Municipal Power Agency Supply Revenue Series A
5.75% 1/1/18-13	3,790,000	4,106,958
5.75% 1/1/18-13(AMBAC)	670,000	726,032
5.75% 1/1/18-13 (MBIA)	1,000,000	1,083,630
South Washington County Independent School District #833 Series A 5.60% 2/1/20-10 (MBIA)	6,880,000	7,252,208
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B
5.25% 7/1/30-14	9,420,000	10,433,309
5.50% 7/1/25-14	2,000,000	2,242,520
St. Michael Independent School District #885
5.00% 2/1/20-12 (FSA)	1,970,000	2,094,287
5.00% 2/1/27-12 (FSA)	3,435,000	3,651,714
		190,874,481
Special Tax Revenue Bonds – 2.36%
Hennepin County Sales Tax Revenue (Second Lien – Ballpark Project) Series B
5.00% 12/15/19	2,100,000	2,284,464
5.00% 12/15/24	1,150,000	1,215,205
^Minneapolis Community Development Agency Tax Increment Revenue Capital Appreciation 6.673% 9/1/09 (MBIA)	5,750,000	5,575,373
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue Series B 5.00% 7/1/46	4,000,000	3,835,800
Virgin Islands Public Finance Authority Revenue (Senior Lien Matching Fund Loan) Series A 5.25% 10/1/22	1,785,000	1,785,821
		14,696,663
State General Obligation Bonds – 7.74%
Minnesota State
5.00% 6/1/14	5,000,000	5,503,750
5.00% 10/1/15	14,000,000	15,543,639
5.00% 11/1/20 (FSA)	13,675,000	14,244,974
5.00% 8/1/21	2,400,000	2,505,264
Puerto Rico Commonwealth Public Improvement
Refunding Series A
5.50% 7/1/17	4,070,000	4,239,597
5.50% 7/1/18	1,240,000	1,289,092
5.50% 7/1/19 (MBIA)	1,500,000	1,607,385
Un-Refunded Balance 5.00% 7/1/34	1,670,000	1,648,357
Un-Refunded Balance Series B 5.00% 7/1/35	575,000	566,582
Puerto Rico Government Development Bank Senior Notes Series B 5.00% 12/1/14	1,000,000	1,023,050
		48,171,690
Transportation Revenue Bonds – 1.09%
Minneapolis - St. Paul Metropolitan Airports Commission Revenue Series A
5.00% 1/1/15 (AMT)	3,095,000	3,212,610
5.00% 1/1/22 (MBIA)	2,000,000	2,041,780
5.25% 1/1/16 (MBIA)	1,460,000	1,546,388
		6,800,778
Water & Sewer Revenue Bond – 1.65%
&[6]Minnesota Public Facilities Authority II Water Pollution Control Revenue 5.25% 3/1/18	10,000,000	10,249,050
		10,249,050

Total Municipal Bonds (cost $616,050,240)		634,676,494
	Number of
	Shares
Short-Term Investments – 1.48%
Money Market Instrument– 0.61%
Federated Minnesota Municipal Cash Trust	3,793,987	3,793,987
		3,793,987
	Principal
	Amount
•Variable Rate Demand Notes– 0.87%
University of Minnesota Series A 1.60% 1/1/34	$1,300,000	1,300,000
University of Minnesota Series C 1.60% 12/1/36	4,155,000	4,155,000
		5,455,000
Total Short-Term Investments (cost $9,248,987)		9,248,987

Total Value of Securities – 103.46%
(cost $625,299,227)		643,925,481
Liabilities Net of Receivables and Other Assets (See Notes)* – (3.46%)		(21,561,236)
Net Assets Applicable to 50,880,727 Shares Outstanding – 100.00%		$622,364,245

^Zero coupon security. The rate shown is the yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of May 31, 2008.
§Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 4 in "Notes."
@Illiquid security. At May 31, 2008, the aggregate amount of illiquid securities was $5,250,791, which represented 0.84% of the Fund's net assets. See Note 4 in "Notes."
*Includes $21,705,000 in liability for Inverse Floater programs. See Note 3 in “Notes.”
&1Security held in a trust in connection with the Inverse Floater security $5,250,000, 9.253%, 7/1/21.
&2Security held in a trust in connection with the Inverse Floater security $1,920,000, 9.762%, 7/1/18.
&3Security held in a trust in connection with the Inverse Floater security $4,585,000, 8.695%, 1/1/13.
&4Security held in a trust in connection with the Inverse Floater security $2,000,000, 8.165%, 1/1/14.
&5Security held in a trust in connection with the Inverse Floater security $2,950,000, 8.165%, 1/1/15.
&6Security held in a trust in connection with the Inverse Floater security $5,000,000, 8.745%, 3/1/18.

For additional information on the Inverse Floater programs, see Note 3 in “Notes.”

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Authority
FNMA – Insured by Federal National Mortgage Association
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
HUD – Housing and Urban Development
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance
VA – Insured by the Veterans Administration

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Tax Free Funds - Delaware Tax-Free Minnesota Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Interest and Related Expenses – Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, the Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes, whereby the cash received is recorded as liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fees expenses are recorded on the accrual basis.

At May 31, 2008, the Fund had an average daily liability from the participation in inverse floater program of $34,189,016 and recorded interest expense at an average rate of 3.46%.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$603,594,227
Aggregate unrealized appreciation	26,309,166
Aggregate unrealized depreciation	(7,682,912)
Net unrealized appreciation	$ 18,626,254

For federal income tax purposes, at August 31, 2007, capital loss carryforwards of $66,896 may be carried forward and applied against future capital gains. Such capital loss carryforwards expires in 2014.

3. Inverse Floaters
The Fund may participate in inverse floater programs where a fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically use inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund’s exposure to a specific segment of the yield curve. Securities held in trust relating to inverse floater programs are identified on the schedule of investments.

4. Credit and Market Risk
The Fund concentrates its investments in securities issued by Minnesota’s municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2008, 22.20% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2008, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: